WARRANT DERIVATIVE (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	May 15, 2018	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018	Aug. 31, 2018
Statements [Line Items]
Warrants granted, value	$ 1,171
Unit issuance costs attributed to warrants	$ 157
Warrants, market price		$ 0.01		$ 0.01		$ 0.005
Warrants outstanding, value				$ 2,457
Loss on warrant derivative				738
Loss (Gain) on fair value derivatives and warrants		$ (1,589)	$ (758)	$ 839	$ (2,687)